Loren P. Hansen

A PROFESSIONAL CORPORATION

attorney at law

telephone:	1301 DOVE STREET, SUITE 370 NEWPORT BEACH, CALIFORNIA 92660	Cell phone:
(949) 851-6125	lphansen@lphansenlaw.com	(949) 275-1145

January 21, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	RBB Bancorp

Ladies and Gentlemen:

On behalf of RBB Bancorp, a California corporation (the “Company’), an emerging growth company and an accelerated filer, we hereby submit the Form S-3 Registration Statement (“Registration Statement”).

Please direct all notices and communications with respect to this confidential submission to each of the following:

Yee Phong (Alan) Thian

Chairman, President and Chief Executive Officer

RBB Bancorp

1055 Wilshire Blvd., 12th Floor

Los Angeles, California 90017

(213) 627-9888

With copies to:

Loren P. Hansen Loren P. Hansen, APC 1301 Dove Street, Suite 370 Newport Beach, California 92660 (949) 851-6125	David Morris Executive Vice President and Chief Financial Officer RBB Bancorp 1055 Wilshire Blvd., 12th Floor Los Angeles, California 90017 (213) 627-9888

Please contact the undersigned at (949) 851-6125 or lphansen@lphansenlaw.com if you have any questions regarding the foregoing.

Very truly yours,

/s/ Loren P. Hansen
Loren P. Hansen

cc:	Yee Phong (Alan) Thian, Chairman, President and Chief Executive Officer, RBB Bancorp David Morris, Chief Financial Officer, RBB Bancorp